UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  150 South 5th Street, Suite 3225
          Minneapolis, MN 55402

Form 13F File No:   28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Charles C. Betz
Title:         Chief Financial Officer
Phone:         (612) 339-4339
Signature, Place, and Date of Signing:



/s/ Charles C. Betz   Minneapolis, Minnesota   November 7, 2001
-------------------   ----------------------   ----------------
     (Signature)              (City/State)          (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None





                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                60

Form 13F Information Table Value Total:           $51,822
                                               (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.    None



                      FORM 13F INFORMATION TABLE (9/30/01)


                                                                                        Voting Authority
                                          Fair
                        Title            Market
                          of              Value    Shares   SH   Put   Investmt  Otr
Name of Issuer          Class   CUSIP   (x$1,000) /PRN AMT /PRN /Call   Dscretn Mgrs   Sole  Share  None
--------------          -----   -----   --------  -------  ---   ---    ------- ----   ----   ----  ----

American Int'l Group     COM  026874107     1,125   14,427  SH           Sole          2,091       12,336
Amgen, Inc.              COM  031162100     1,134   19,300  SH           Sole          2,850       16,450
AOL Time Warner          COM  00184A105       914   27,605  SH           Sole          4,100       23,505
Applied Materials, Inc.  COM  038222105        64    2,240  SH           Sole                       2,240
Applied Micro Circuits   COM  03822W109        27    3,855  SH           Sole                       3,855
Bank of New York Co.     COM  064057102     1,203   34,375  SH           Sole          5,080       29,295
Baxter Int'l Inc.        COM  071813109     1,333   24,220  SH           Sole          3,530       20,690
BEA Systems, Inc.        COM  073325102        18    1,885  SH           Sole                       1,885
Best Buy, Inc.           COM  086516101     1,032   22,715  SH           Sole          3,275       19,440
Broadcom Corp.           COM  111320107        39    1,935  SH           Sole                       1,935
Brocade Comm Sys         COM  111621108       413   29,405  SH           Sole          3,655       25,750
Calpine Corporation      COM  131347106       900   39,445  SH           Sole          5,885       33,560
Cardinal Health, Inc.    COM  14149Y108     1,338   18,090  SH           Sole          2,640       15,450
Check Point Software     COM  010824113        26    1,195  SH           Sole                       1,195
Ciena Corp.              COM  171779101        26    2,545  SH           Sole                       2,545
Cisco Systems, Inc.      COM  17275R102     1,177   96,665  SH           Sole         13,905       82,760
Citigroup, Inc.          COM  172967101       956   23,613  SH           Sole          3,418       20,195
CVS Corp.                COM  126650100     1,144   34,445  SH           Sole          5,450       28,995
Danaher Corp.            COM  235851102       961   20,360  SH           Sole          2,930       17,430
El Paso Corp.            COM  28336L109       935   22,505  SH           Sole          3,290       19,215
EMC Corp.                COM  268648102       525   44,713  SH           Sole          6,150       38,563
Enron Corp.              COM  293561106       685   25,145  SH           Sole          3,710       21,435
Extreme Networks, Inc.   COM  30226D106        20    2,910  SH           Sole                       2,910
Exxon Mobil Corp.        COM  30231G102     1,117   28,345  SH           Sole          4,110       24,235
Fannie Mae               COM  313586109     1,144   14,290  SH           Sole          2,000       12,290
General Electric Co.     COM  369604103     1,447   38,900  SH           Sole          6,300       32,600
Goldman Sachs Group      COM  38141G104     1,002   14,045  SH           Sole          2,045       12,000
Halliburton Co.          COM  406216101       821   36,425  SH           Sole          5,340       31,085
IBM                      COM  459200101     1,129   12,230  SH           Sole          1,800       10,430
Johnson & Johnson        COM  478160104     1,419   25,610  SH           Sole          3,740       21,870
JP Morgan Chase & Co.    COM  46625H100     1,318   38,599  SH           Sole          6,180       32,419
Juniper Networks, Inc.   COM  48203R104       404   41,615  SH           Sole          5,655       35,960
Kimberly-Clark Corp.     COM  494368103     1,270   20,490  SH           Sole          3,095       17,395
Lowe's Companies, Inc.   COM  548661107     1,059   33,460  SH           Sole          4,865       28,595
Marsh & McLennan         COM  571748102     1,130   11,690  SH           Sole          1,700        9,990
Medtronic, Inc.          COM  585055106     1,271   29,215  SH           Sole          3,845       25,370
Merck & Co., Inc.        COM  589331107     1,147   17,225  SH           Sole          2,515       14,710
Nextel Comm., Inc.       COM  65332V103       857   99,195  SH           Sole         14,050       85,145
Nokia Corp.              COM  654902204       773   49,380  SH           Sole          6,050       43,330
Oracle Corp.             COM  68389X105       878   69,770  SH           Sole         10,600       59,170
Pfizer, Inc.             COM  717081103     1,180   29,426  SH           Sole          4,265       25,161
Pharmacia Corp.          COM  71713U102     1,090   26,880  SH           Sole          3,910       22,970
PMC Sierra, Inc.         COM  69344F106        20    1,995  SH           Sole                       1,995
Procter & Gamble Co.     COM  742718109     1,242   17,065  SH           Sole          2,515       14,550
Qualcomm, Inc.           COM  747525103     1,292   27,175  SH           Sole          3,820       23,355
Qwest Communications     COM  749121109       871   52,128  SH           Sole          7,150       44,978
Research in Motion       COM  760975102        25    1,540  SH           Sole                       1,540
Safeway, Inc.            COM  786514208     1,359   34,225  SH           Sole          5,040       29,185
Siebel Systems, Inc.     COM  826170102       541   41,550  SH           Sole          5,615       35,935
Sonus Networks, Inc.     COM  835916107        10    3,475  SH           Sole                       3,475
Sprint PCS Group         COM  852061506     1,938   73,725  SH           Sole         10,450       63,275
Sun Microsystems, Inc.   COM  866810104       596   72,025  SH           Sole          9,595       62,430
Target Corp.             COM  87612E106     1,117   35,170  SH           Sole          5,095       30,075
Texaco, Inc.             COM  881694103     1,125   17,300  SH           Sole          2,585       14,715
Texas Instruments, Inc.  COM  882508104       906   36,285  SH           Sole          5,000       31,285
Tyco Int'l Ltd.          COM  902124106     1,061   23,325  SH           Sole          3,400       19,925
Veritas Software Corp.   COM  923436109       645   34,955  SH           Sole          4,770       30,185
Vitesse Semiconductor    COM  928497106        28    3,650  SH           Sole                       3,650
Watson Pharm., Inc.      COM  942683103     1,204   22,015  SH           Sole          3,165       18,850
Wells Fargo & Co.        COM  949746101     1,391   31,284  SH           Sole          4,760       26,524

GRAND TOTAL                                51,822

